Expense Example - Federated Hermes Municipal Ultrashort Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	60	189	329	738	45	141	246	555	41	128	224	505